Earnings Per Common Share, Antidilutive Securities Excluded from the Calculation of Diluted Earnings per Common Share (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	8.0	11.1	56.4
Warrants [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	0	0	39.2